Shareholder Report, Holdings (Details) - C000005464	Dec. 31, 2025
NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Microsoft
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Apple
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Alphabet
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Broadcom
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Carvana
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Tesla
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	48.90%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Financials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.60%